Document and Entity Information	Aug. 03, 2021
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 03, 2021
Entity File Number	001-38163
Entity Registrant Name	PETIQ, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	35-2554312
Entity Address, Address Line One	230 E. Riverside Dr.
Entity Address, State or Province	ID
Entity Address, City or Town	Eagle
Entity Address, Postal Zip Code	83616
City Area Code	208
Local Phone Number	939-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	PETQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001668673
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE: The original filing was filed and erroneously included the text from a previous filing. this amended filing amends and restates the original filing. Investors should rely solely on the disclosures set forth in this Form 8-K/A.